Cash flow information - Net debt (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings
Net debt at beginning of the year	£ 473,072	£ 537,277
Net debt cash flows	86,312	(110,076)
Net debt other movement	(8,515)	45,871
Net debt at end of the year	550,869	473,072
Non-current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	511,047	507,335
Net debt other movement	(39,192)	3,712
Net debt at end of the year	471,855	511,047
Current borrowings
Disclosure of detailed information about borrowings
Net debt at beginning of the year	35,574	105,961
Net debt cash flows	93,921	(109,378)
Net debt other movement	35,624	38,991
Net debt at end of the year	165,119	35,574
Cash and cash equivalents
Disclosure of detailed information about borrowings
Net debt at beginning of the year	(73,549)	(76,019)
Net debt cash flows	(7,609)	(698)
Net debt other movement	(4,947)	3,168
Net debt at end of the year	£ (86,105)	£ (73,549)